ALPS SERIES TRUST

360 ONE India Conviction ETF and 360 ONE India Select ETF

(the “Funds”)

Supplement dated June 17, 2026 to the

Prospectus and Statement of Additional Information,

each dated June 17, 2026

As of the date of this Supplement, shares of the Funds are not yet offered for sale.

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]